CONSOLIDATED STATEMENTS OF CASH FLOWS (CAD) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Operating activities
Earnings	1,608	494	936
(Earnings)/loss from discontinued operations	(46)	(4)	79
Depreciation and amortization	1,577	1,370	1,236
Deferred income taxes (Note 24)	587	131	3
Changes in unrealized (gains)/loss on derivative instruments, net	(96)	1,262	665
Cash distributions in excess of equity earnings	196	355	439
Impairment	18	6	39
Gain on disposition (Note 6)	(38)	(18)
Hedge ineffectiveness (Note 23)	210	48	20
Inventory revaluation allowance (Note 8)	174	4	10
Other	115	(43)	79
Changes in regulatory assets and liabilities	22	(11)	44
Changes in environmental liabilities, net of recoveries	(78)	148	(26)
Changes in operating assets and liabilities (Note 27)	(1,721)	(409)	(660)
Cash provided by continuing operations	2,528	3,333	2,864
Cash provided by discontinued operations (Note 9)	19	8	10
Net operating activities	2,547	3,341	2,874
Investing activities
Additions to property, plant and equipment	(10,524)	(8,235)	(5,194)
Long-term investments	(854)	(1,018)	(531)
Additions to intangible assets	(208)	(212)	(163)
Acquisitions	(394)		(340)
Proceeds from disposition	85	41	18
Affiliate loans, net	13	8	8
Changes in restricted cash	(13)	(15)	(2)
Cash used in continuing operations	(11,895)	(9,431)	(6,204)
Cash provided by discontinued operations (Note 9)	4
Net investing activities	(11,891)	(9,431)	(6,204)
Financing activities
Net change in bank indebtedness and short-term borrowings	734	(350)	412
Net change in commercial paper and credit facility draws	4,212	1,562	(294)
Southern Lights project financing repayments	(1,519)	(5)	(13)
Debenture and term note issues - Southern Lights	1,507
Debenture and term note issues	5,414	2,845	2,199
Debenture and term note repayments	(1,348)	(660)	(349)
Repayment of acquired debt			(160)
Contributions from noncontrolling interests	212	922	448
Distributions to noncontrolling interests	(535)	(468)	(421)
Contributions from redeemable noncontrolling interests	323	92	213
Distributions to redeemable noncontrolling interests	(79)	(72)	(49)
Preference shares issued	1,365	1,428	2,634
Common shares issued	478	628	465
Preference share dividends	(245)	(178)	(93)
Common share dividends	(749)	(674)	(597)
Net financing activities	9,770	5,070	4,395
Effect of translation of foreign denominated cash and cash equivalents	59	20	(12)
Increase/(decrease) in cash and cash equivalents	485	(1,000)	1,053
Cash and cash equivalents at beginning of year - continuing operations	756	1,776	723
Cash and cash equivalents at beginning of year - discontinued operations	20
Cash and cash equivalents at end of year	1,261	776	1,776
Cash and cash equivalents - discontinued operations		20
Cash and cash equivalents - continuing operations	1,261	756	1,776
Supplementary cash flow information
Income taxes paid	9	107	267
Interest paid	1,435	1,097	988